CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Cash and due from banks	¥ 1,696,879	¥ 1,268,442
Interest-bearing deposits in other banks	19,037,527	11,215,597
Call loans and funds sold	468,283	530,542
Receivables under resale agreements (Note 29)	8,349,365	9,024,808
Receivables under securities borrowing transactions (Note 29)	5,010,740	5,543,914
Trading account assets	27,408,259	34,066,555
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,549,038 million in 2013 and ¥3,422,827 million in 2014)	30,648,761	39,413,951
Held-to-maturity securities	4,040,083	3,000,403
Other investments	792,689	838,135
Loans (Notes 4, 5, 8 and 28)	73,484,954	69,833,483
Allowance for loan losses	(626,177)	(772,957)
Loans, net of allowance	72,858,777	69,060,526
Premises and equipment-net (Note 6)	1,356,594	1,091,989
Due from customers on acceptances	92,398	101,590
Accrued income	264,380	276,193
Goodwill (Note 7)	11,549	6,147
Intangible assets (Note 7)	58,947	64,474
Deferred tax assets (Note 19)	405,120	641,777
Other	3,198,995	2,601,951
Total	175,699,346	178,746,994
Liabilities and equity:
Noninterest-bearing deposits	12,751,194	12,138,640
Interest-bearing deposits	73,114,857	74,218,101
Noninterest-bearing deposits	1,114,729	836,177
Interest-bearing deposits	15,629,374	13,028,638
Due to trust accounts (Note 10)	742,036	619,271
Call money and funds purchased	7,194,433	6,126,425
Payables under repurchase agreements (Note 29)	16,797,809	17,451,080
Payables under securities lending transactions (Note 29)	6,265,875	11,496,178
Other short-term borrowings	6,023,972	6,724,100
Trading account liabilities	14,824,922	16,768,830
Bank acceptances outstanding	92,398	101,590
Income taxes payable	57,124	37,555
Deferred tax liabilities (Note 19)	33,181	14,301
Accrued expenses	160,107	158,664
Long-term debt	9,853,941	8,802,223
Other	4,422,023	4,368,126
Total	169,077,975	172,889,899
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Preferred stock (Note 13)	312,651	377,354
Common stock (Note 14)-no par value, authorized 48,000,000,000 shares in 2013 and 2014, and issued 24,164,864,477 shares in 2013, and 24,263,885,187 shares in 2014	5,489,295	5,460,821
Accumulated deficit	(537,479)	(883,390)
Accumulated other comprehensive income, net of tax (Note 16)	1,117,877	777,997
Less: Treasury stock, at cost-Common stock 22,128,230 shares in 2013, and 13,817,747 shares in 2014	(3,874)	(4,662)
Total MHFG shareholders' equity	6,378,470	5,728,120
Noncontrolling interests (Note 24)	242,901	128,975
Total equity	6,621,371	5,857,095
Total	175,699,346	178,746,994
Consolidated VIEs
Assets:
Cash and due from banks	25,762	15,078
Interest-bearing deposits in other banks	10,306	3,216
Trading account assets	1,383,280	936,800
Investments:
Investments	72,626	83,762
Loans, net of allowance	2,639,153	2,428,898
Other	421,585	343,522
Total	4,552,712	3,811,276
Liabilities and equity:
Other short-term borrowings	287,910	253,311
Trading account liabilities	7,355	10,585
Long-term debt	173,870	144,055
Other	929,990	978,685
Total	¥ 1,399,125	¥ 1,386,636